Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
The AlloVir compensation committee generally granted equity awards on an annual basis. In addition, eligible employees, including the AlloVir named executive officers, could have voluntarily enrolled in our 2020 Employee Stock Purchase Plan, or the ESPP, and received an option to purchase shares at a discount using payroll deductions accumulated during the prior six months, which purchase dates occurred in June and December. During 2024, the AlloVir compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and AlloVir did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, AlloVir did not grant stock options to the AlloVir named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form
10-Q,
10-K
or
8-K
that disclosed material nonpublic information.

Award Timing Method	The AlloVir compensation committee generally granted equity awards on an annual basis.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2024, the AlloVir compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and AlloVir did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false